RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
Liabilities arising from financial activities - beginning of year	₽ 613,426	₽ 576,662
Financing cash flows	(34,621)	(71,213)
Operating cash flows	(13,040)	(11,548)
Acquisitions/Disposals	5,019	1,881
Foreign exchange movement	620	107
Other comprehensive income		62
Change in fair value	204	(62)
Change in retained earnings	57,015	61,967
Other changes	20,391	55,570
Liabilities arising from financial activities - end of year	649,014	613,426
Notes [Member]
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
Liabilities arising from financial activities - beginning of year	191,996	208,155
Financing cash flows	6,941	(16,504)
Foreign exchange movement	(2,768)	187
Other changes	(240)	158
Liabilities arising from financial activities - end of year	195,929	191,996
Bank and other loans
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
Liabilities arising from financial activities - beginning of year	270,143	221,113
Financing cash flows	15,840	48,718
Acquisitions/Disposals	1,970	1,735
Foreign exchange movement	(82)
Other comprehensive income		(10)
Other changes	2,340	(1,413)
Liabilities arising from financial activities - end of year	290,211	270,143
Lease obligation
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
Liabilities arising from financial activities - beginning of year	154,509	150,814
Financing cash flows	(16,443)	(16,515)
Operating cash flows	(13,040)	(11,548)
Acquisitions/Disposals	252	146
Foreign exchange movement	(335)	45
Other comprehensive income		72
Other changes	18,559	31,495
Liabilities arising from financial activities - end of year	143,502	154,509
Payables related to repurchase of common stock
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
Financing cash flows		(21,483)
Other changes		21,483
Dividends payable
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
Liabilities arising from financial activities - beginning of year	68	109
Financing cash flows	(40,959)	(61,955)
Acquisitions/Disposals	220
Change in retained earnings	57,015	61,967
Other changes	247	(53)
Liabilities arising from financial activities - end of year	16,591	68
Payables related to transactions under common control
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
Financing cash flows		(3,474)
Other changes		3,474
Hedge asset (net)
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
Liabilities arising from financial activities - beginning of year	(3,290)	(3,591)
Foreign exchange movement	3,805	(125)
Other changes	(515)	426
Liabilities arising from financial activities - end of year		(3,290)
Liability under put option agreement
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
Liabilities arising from financial activities - beginning of year		62
Acquisitions/Disposals	2,577
Change in fair value	204	₽ (62)
Liabilities arising from financial activities - end of year	₽ 2,781